UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Treasury Bond Enhanced Income ETF

Ticker: TLTX

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Treasury Bond Enhanced Income ETF (the "Fund") for the period from July 15, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tltx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Treasury Bond Enhanced Income ETF	$9	0.30%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund is an actively managed ETF that seeks to generate income and capital appreciation by investing primarily in long-duration U.S. Treasuries, U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) and/or ETFs that invest in U.S. Treasury securities. To generate additional income, the Fund “writes” or “sells” call options on one or more U.S. Treasury ETFs. The Fund writes call options on only a portion of its net assets, maintaining flexibility for capital appreciation through its core fixed-income holdings.

The Fund uses the ICE BofA U.S. Treasury 20+ Year Bond Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years.

For the period from July 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 6.95%, while the Secondary Index increased 7.45%. The Fund had a net asset value of $25.00 per share on July 15, 2025 and ended the reporting period with a net asset value of $25.49 per share on October 31, 2025.

The Fund posted positive performance during the reporting period, supported by an improving policy backdrop. A key catalyst was the Federal Reserve's September interest rate cut, which lowered front‑end yields and buoyed Treasury valuations. Inflation readings were mixed, moderating any outsized duration rally. On the supply side, the Treasury's late‑July refunding kept coupon auction sizes steady while expanding buybacks, helping anchor liquidity and the term premium during the quarter. The Fund benefited from the Federal Reserve's pivot from a hawkish to a more dovish stance, which created favorable conditions for both the underlying Treasury holdings and its option-writing strategy. As market expectations shifted toward further rate cuts, the resulting Treasury rally supported capital appreciation while the option strategy continued to provide income enhancement. Together, these forces created a constructive but measured backdrop for U.S. rates, consistent with the Fund's gain over the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Treasury Bond Enhanced Income ETF - $10,695
Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index - $10,383
ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)* - $10,745
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X Treasury Bond Enhanced Income ETF	Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,204	$10,087	$10,234
Aug/25	$10,168	$10,207	$10,229
Sep/25	$10,532	$10,319	$10,597
Oct/25	$10,695	$10,383	$10,745

Since its inception on July 15, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/tltx/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X Treasury Bond Enhanced Income ETF	6.95%
Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	3.83%
ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)Footnote Reference*	7.45%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,549,352	9	$2,169	34.10%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.2%
Exchange-Traded Fund	45.8%
U.S. Treasury Obligations	53.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Long-Term Treasury Ladder ETFFootnote Reference**	45.8%
U.S. Treasury STRIPS, PO, 4.96%, 2/15/2055	12.4%
U.S. Treasury STRIPS, PO, 4.95%, 5/15/2055	12.3%
U.S. Treasury STRIPS, PO, 4.98%, 11/15/2054	10.1%
U.S. Treasury Bonds, 4.75%, 5/15/2055	8.7%
U.S. Treasury Bonds, 4.63%, 2/15/2055	3.9%
U.S. Treasury STRIPS, PO, 4.54%, 8/15/2055	3.6%
U.S. Treasury Bonds, 4.75%, 8/15/2055	2.0%
Written Option - iShares 20+ Year Treasury Bond ETF, $90, 11/07/25	-0.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tltx/

Global X Funds

Global X Treasury Bond Enhanced Income ETF: TLTX

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-TLTX-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Treasury Bond Enhanced Income ETF (ticker: TLTX)

Annual Financials and Other Information

October 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	October 31, 2025
Global X Treasury Bond Enhanced Income ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 53.1%
U.S. Treasury Bonds
4.750%, 05/15/2055	$220,000	$222,887
4.750%, 08/15/2055	50,000	50,680
4.625%, 02/15/2055	100,000	99,265
		372,832
U.S. Treasury STRIPS, PO
4.983%, 11/15/2054(A) (B)	1,000,000	256,863
4.957%, 02/15/2055(A) (B)	1,250,000	317,393
4.945%, 05/15/2055(A) (B)	1,250,000	314,525
4.544%, 08/15/2055(A) (B)	370,000	92,094
		980,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,268,693)		1,353,707

	Shares
EXCHANGE-TRADED FUND — 45.8%
Domestic Fixed Income — 45.8%
Global X Long-Term Treasury Ladder ETF (C)(D)	25,000	1,167,515
TOTAL EXCHANGE-TRADED FUND (Cost $1,117,876)		1,167,515
TOTAL INVESTMENTS — 98.9% (Cost $2,386,569)		$2,521,222

WRITTEN OPTIONS — (0.2)% (Premiums Received $(5,133))		$(6,233)

Percentages are based on Net Assets of $2,549,352.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
Call Options
iShares 20+ Year Treasury Bond ETF	(174)	$(1,571,046)	$90.40	11/7/2025	$(6,233)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Treasury Bond Enhanced Income ETF

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $980,975.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	For financial information on the Global X Long-Term Treasury Ladder ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,353,707	$—	$1,353,707
Exchange-Traded Fund	1,167,515	—	—	1,167,515
Total Investments in Securities	$1,167,515	$1,353,707	$—	$2,521,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(6,233)	$—	$(6,233)
Total Other Financial Instruments	$—	$(6,233)	$—	$(6,233)

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 7/15/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X Long-Term Treasury Ladder ETF

$—	$1,671,042	$(564,711)	$49,639	$11,545	$1,167,515	$12,600	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

October 31, 2025
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange-Traded Fund

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal of Securities

Statement of Assets and Liabilities

October 31, 2025

Global X Treasury Bond Enhanced Income ETF
Assets:
Cost of Investments	$1,268,693
Cost of Affiliated Investments	1,117,876
Investments, at Value	$1,353,707
Affiliated Investments, at Value	1,167,515
Cash	23,435
Dividend, Interest, and Securities Lending Income Receivable	6,311
Receivable for Investment Securities Sold	5,133
Total Assets	2,556,101
Liabilities:
Options Written at Value (Premiums received $5,133)	6,233
Payable due to Investment Adviser	514
Due to Custodian	2
Total Liabilities	6,749
Net Assets	$2,549,352
Net Assets Consist of:
Paid-in Capital	$2,503,353
Total Distributable Earnings	45,999
Net Assets	$2,549,352
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$25.49

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the period ended October 31, 2025

Global X Treasury Bond Enhanced Income ETF (1)
Investment Income:
Dividend Income, from Affiliated Investments	$12,600
Interest Income	19,808
Total Investment Income	32,408

Expenses:
Supervision and Administration Fees(2)	2,169
Custodian Fees(3)	4
Total Expenses	2,173
Net Investment Income	30,235

Net Realized Gain (Loss) on:
Investments(4)	23,589
Affiliated Investments	11,545
Written Options	(28,274)
Payment from Adviser(5)	404
Net Realized Gain (Loss)	7,264

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	85,014
Affiliated Investments	49,639
Written Options	(1,100)
Net Change in Unrealized Appreciation (Depreciation)	133,553
Net Realized and Unrealized Gain (Loss)	140,817
Net Increase in Net Assets Resulting from Operations	$171,052

(1)	The Fund commenced operations on July 15, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Global X Treasury Bond Enhanced Income ETF
Period Ended October 31, 2025(1)
Operations:
Net Investment Income	$30,235
Net Realized Gain (Loss)	7,264
Net Change in Unrealized Appreciation (Depreciation)	133,553
Net Increase in Net Assets Resulting from Operations	171,052
Distributions:	(113,508)
Return of Capital:	(8,192)

Capital Share Transactions:
Issued	3,766,676
Redeemed	(1,266,676)
Increase in Net Assets from Capital Share Transactions	2,500,000
Total Increase in Net Assets	2,549,352

Net Assets:
Beginning of Period	—
End of Period	$2,549,352

Share Transactions:
Issued	150,000
Redeemed	(50,000)

Net Increase in Shares Outstanding from Share Transactions	100,000

(1)	The Fund commenced operations on July 15, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

     Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Treasury Bond Enhanced Income ETF
2025(1)	25.00	0.32	1.39	1.71	(1.14)	—	(0.08)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 15, 2025.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.22)	25.49	6.95	2,549	0.30†(2)	4.19†(3)	34.10

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred two of which were operational. The financial statements herein and the related notes pertain to the Global X Treasury Bond Enhanced Income ETF (the “Fund”). The Fund has elected non-diversified status under the 1940 Act. The Fund commenced operations on July 15, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds investment adviser (the “Adviser”), and approved by the Funds Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value a security if an event that may materially affect the value of the Funds security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Fund is provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds clearing brokers or counterparties as of October 31, 2025. The Fund continuously monitors the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Fund would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Fund (the “Custodian”), and are designated as being held on the Funds behalf by the

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Custodian under a book-entry system. The Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Fund records the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is the Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statement of Operations. During the reporting period, the Fund did not incur any interest or penalties.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund distributes its net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Fund issues and redeem its shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Treasury Bond Enhanced Income ETF	10,000	$250	$250

CASH OVERDRAFT CHARGES –Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statement of Assets and Liabilities and Custodian Fees on the Statement of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with its investment policies, the Fund may either purchase or write options.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose the Fund to risk of loss if the value of the security declines below the strike price.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, the Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations.

SEGMENT REPORTING – The Fund has adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Adviser’s Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the Fund, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Fund bears other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Fund provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended October 31, 2025, the Adviser paid acquired fund fees and expenses of the Fund of $404 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Treasury Bond Enhanced Income ETF	0.29%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Fund. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Fund. BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Fund for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon..

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Treasury Bond Enhanced Income ETF	$1,106,332	$–

During the period ended October 31, 2025, there were $1,385,421 and $861,401 of purchases and sales, respectively, of long-term U.S. Government securities for the Fund.

For the period ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Treasury Bond Enhanced Income ETF	$1,272,901	$564,711	$11,545

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS

The following tables show the fair value of derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2025.

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X Treasury Bond Enhanced Income ETF
Equity contracts	Investments, at value	$–	Equity contracts	Options written, at value	$6,233
Total Derivatives not accounted for as hedging instruments		$–			$6,233

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025:

Amount of realized gain (loss) on derivatives reported within the income section of Statement of Operations:

Written Options
Global X Treasury Bond Enhanced Income ETF
Interest Rates	(28,274)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statement of Operations:

Written Options
Global X Treasury Bond Enhanced Income ETF
Interest Rates	(1,100)

The following table discloses the average monthly balances of the Funds options activity during the period ended October 31, 2025:

Average Market Value Contracts Written
Global X Treasury Bond Enhanced Income ETF	$(9,001)

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statement of Assets and Liabilities to/from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemption in kind and reclass of distributions.

The tax character of dividends and distributions declared during the period ended October 31, 2025 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Treasury Bond Enhanced Income ETF
2025	$113,508	$–	$8,192	$121,700

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

Global X Treasury Bond Enhanced Income ETF
Unrealized Appreciation on Investments and Foreign Currency	45,998
Other Temporary Differences	1
Total Distributable Earnings	$45,999

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Treasury Bond Enhanced Income ETF	$2,468,991	$136,746	$(90,748)	$45,998

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS

The Fund invests in U.S. Treasury obligations and U.S. Treasury ETFs, and writes (or sells) call options on U.S. Treasury ETFs. The Fund’s investments in underlying ETFs subject the Fund to the same risks as the underlying ETFs, including the risk that an underlying ETF’s shares trade at a premium or discount to NAV and the risk that an underlying ETF may fail to achieve its investment objective. The Fund is also subject to risks related to investing in fixed income securities, including interest rate risk, risks of investing in U.S. Treasury obligations, and risks of investing in zero-coupon bonds. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance, and other characteristics. U.S. Treasury obligations are subject to inflation risk and changes to the financial condition or credit rating of the U.S. government. The Fund’s use of options exposes the Fund to certain risks associated with investments in derivative instruments. By writing (selling) call options in return for the receipt of premiums, the Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

The Fund is actively managed.

Please refer to the Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. CONTRACTUAL OBLIGATION

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these contracts is unknown; however, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Notes to Financial Statements (Concluded)

October 31, 2025

10. SUBSEQUENT EVENTS

The Fund has been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Treasury Bond Enhanced Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X Treasury Bond Enhanced Income ETF (one of the funds constituting Global X Funds, referred to hereafter as the “Fund”) as of October 31, 2025, and the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period July 15, 2025 (commencement of operations) through October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period July 15, 2025 (commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm (Concluded)

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 30, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Treasury Bond Enhanced Income ETF
6.73%	0.00%	93.27%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

For the fiscal year ended October 31, 2025, the Funds have designated the following items with regard to distributions paid during the year.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Treasury Bond Enhanced Income ETF
	15.98%	27.56%	100.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “Board Meeting”) of the Global X Funds (the “Trust”) held on March 4, 2025, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Treasury Bond Enhanced Income ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

In advance of the Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

—	the New Fund’s investment strategy and Global X Management’s experience with such strategy; and

—	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

compared to the average and median of the New Fund’s peer group;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the Board Meeting that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which the economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-015-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026